MANAGEMENT OF FINANCIAL RISK - FOREIGN CURRENCY RISK (Details)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GTQ (Q)	Dec. 31, 2019 MAD (د.م.)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									$ 720,614,722.222222	$ 459,768,000
Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets										$ 3,000,000
Currency risk [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency			$ 3,300.1127514
Currency risk [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | د.م.						د.م. 9.660448332
Currency risk [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | S/								S/ 3.34025217
Currency risk [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									1.00701
Currency risk [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.00120867019419
Currency risk [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.04770941783908
Currency risk [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.22328627781774
Currency risk [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.11690072790186
Currency risk [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.00027462970761
Currency risk [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.27132951462164
Currency risk [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | €				€ 0.80436142640093
Currency risk [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency							$ 16.97778
Currency risk [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | €				0.00108023075716
Functional currency [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				85,464.84
Financial assets at fair value through profit or loss | €				92,835.0046239637
Functional currency [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				867,403.5
Financial assets at fair value through profit or loss | €				810,912.270736084
Functional currency [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				315,183.12
Financial assets at fair value through profit or loss | €				352,035.929426121
Functional currency [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				1,453,365.26842562
Financial assets at fair value through profit or loss | €				1,603,720.37736467
Functional currency [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		$ 22,186,631.7245
Financial assets at fair value through profit or loss		23,865,195.1033333
Functional currency [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets							26,204,976.2425666
Financial assets at fair value through profit or loss							28,741,400.5893978
Functional currency [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | R$	R$ 0
Financial assets at fair value through profit or loss | R$	R$ 0
Functional currency [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | Q					Q 0
Financial assets at fair value through profit or loss | Q					Q 0
Functional currency [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets			688,973,588.629786
Financial liabilities			13,664,913,110.2632
Financial assets at fair value through profit or loss			741,571,448.23
Financial liabilities at fair value through profit or loss			15,184,082,000
Functional currency [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | S/								17,864,009.04827
Financial liabilities | S/								1,913,689.14924
Financial assets at fair value through profit or loss | S/								19,884,867.9529889
Financial liabilities at fair value through profit or loss | S/								2,126,321.27693333
Functional currency [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial assets at fair value through profit or loss									0
Functional currency [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial assets at fair value through profit or loss									0
Functional currency [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		0
Financial assets at fair value through profit or loss		$ 0
Asset currency [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets			$ 306,365,982.535821						96,011.201256
Financial assets at fair value through profit or loss									8,246.477197753
Asset currency [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets						د.م. 7,833,776.09323074			974,441.0919
Financial assets at fair value through profit or loss									63,208.0364233954
Asset currency [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets								S/ 1,175,888.77718357	354,076.717008
Financial assets at fair value through profit or loss									41,234.608466887
Asset currency [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									1,614,962.45721
Financial assets at fair value through profit or loss									168,232.331391907
Asset currency [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									28,845.15
Financial assets at fair value through profit or loss									2,254.25502784417
Asset currency [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									1,371,235.49
Financial assets at fair value through profit or loss									134,457.03220021
Asset currency [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial assets at fair value through profit or loss									0
Asset currency [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial assets at fair value through profit or loss									0
Asset currency [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									203,657.55
Financial assets at fair value through profit or loss									16,049.9275588514
Asset currency [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									5,395,351.57
Financial assets at fair value through profit or loss									609,242.961929119
Asset currency [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets				0					0
Financial assets at fair value through profit or loss									0
Asset currency [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets							$ 0		0
Financial assets at fair value through profit or loss									0
Asset currency [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets				€ 0					0
Financial assets at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									4,170,000
Financial liabilities at fair value through profit or loss									463,565.453333333
Liabilitity Currency Member [Member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									576,933.72
Financial liabilities at fair value through profit or loss									$ 64,103.7466666666